Pensions and other postretirement benefits (Details 3) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	CAD 17,831	CAD 17,917
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,046	1,097	CAD 1,325
Total Investment Assets [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	17,732	17,838
Net Asset Value	3,305	3,511
Total Investment Assets [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	6,891	7,374
Total Investment Assets [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	6,490	5,856
Total Investment Assets [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,046	1,097
Cash and short-term investments
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	571	389
Net Asset Value	0	0
Cash and short-term investments | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	83	47
Cash and short-term investments | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	488	342
Cash and short-term investments | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,418	1,280
Net Asset Value	0	0
Canada, U.S. and supranational [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,418	1,280
Canada, U.S. and supranational [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	2,384	2,611
Net Asset Value	0	0
Provinces of Canada and Municipalities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	2,384	2,611
Provinces of Canada and Municipalities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,475	911
Net Asset Value	0	0
Corporate [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,475	911
Corporate [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	509	471
Net Asset Value	0	0
Emerging Market Debt [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	509	471
Emerging Market Debt [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	106	127
Net Asset Value	0	0
Mortgages [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	106	127
Mortgages [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Private debt
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	226	203
Net Asset Value	226	203
Private debt | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Private debt | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Private debt | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,846	1,743
Net Asset Value	176	211
Canadian Equities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,670	1,532
Canadian Equities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	997	1,236
Net Asset Value	48	0
U.S. Equities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	949	1,236
U.S. Equities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	3,853	4,315
Net Asset Value	0	0
International Equities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	3,853	4,315
International Equities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	383	357
Net Asset Value	59	26
Real Estate [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	324	331	317
Real Estate Land And Buildings Net Of Related Mortgage [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	4
Oil And Gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,076	1,012
Net Asset Value	0	0
Oil And Gas [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	336	234
Oil And Gas [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	18	12
Oil And Gas [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	722	766	CAD 1,008
Infrastructure [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	805	847
Net Asset Value	713	735
Infrastructure [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	10
Infrastructure [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	92	102
Infrastructure [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Multi Strategy Funds [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,005	714
Net Asset Value	1,005	714
Multi Strategy Funds [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Multi Strategy Funds [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Multi Strategy Funds [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	304	440
Net Asset Value	304	440
Fixed Income Fund [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Equity [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	35	261
Net Asset Value	35	261
Equity [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Equity [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Equity [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	428	499
Net Asset Value	428	499
Global Macro Funds [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Risk Based Allocation [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	311	422
Net Asset Value	311	422
Risk Based Allocation [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Risk Based Allocation [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Risk Based Allocation [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Other [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	99	79
Other - Operating assets, at cost [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	163	119
Operating Liabilities At Cost [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	CAD 64	CAD 40